Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000234952 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234952 | 871829107 | Sysco Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234952 | 393657101 | Greenbrier Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234952 | G5960L103 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234952 | 867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234952 | 343498101 | Flowers Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234952 | P31076105 | Copa Holdings, S.A., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234952 | 713448108 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234952 | 55336V100 | MPLX LP
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234952 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234952 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234952 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234952 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234952 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234952 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234952 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234952 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234952 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000234952 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000234952 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000234952 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000234952 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000234952 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000234953 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234953 | 871829107 | Sysco Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234953 | 393657101 | Greenbrier Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234953 | G5960L103 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234953 | 867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234953 | 343498101 | Flowers Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234953 | P31076105 | Copa Holdings, S.A., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234953 | 713448108 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234953 | 55336V100 | MPLX LP
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234953 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234953 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234953 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234953 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234953 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234953 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234953 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234953 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234953 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000234953 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000234953 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000234953 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000234953 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000234953 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000221920 | 226718104 | Criteo S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221920 | BLLHKZ1 | WH Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221920 | 0797379 | Serco Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221920 | 5889505 | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221920 | B15C557 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221920 | 011532108 | Alamos Gold, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221920 | 6928560 | VTech Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221920 | 2491914 | Kimberly-Clark de Mexico SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221920 | 0673123 | Associated British Foods PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221920 | B1Z7L21 | OceanaGold Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221920 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221920 | Panama
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221920 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221920 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221920 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000221920 | Slovenia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000221920 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221920 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221920 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221920 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221920 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221920 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221920 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221920 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000221920 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221920 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221920 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000221920 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000221920 | France
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000221920 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000221920 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000221920 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000221920 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000221920 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000221920 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000221920 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000221920 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221920 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000221920 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000221920 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000221920 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000221920 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000221919 | 226718104 | Criteo S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221919 | BLLHKZ1 | WH Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221919 | 0797379 | Serco Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221919 | 5889505 | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221919 | B15C557 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221919 | 011532108 | Alamos Gold, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221919 | 6928560 | VTech Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221919 | 2491914 | Kimberly-Clark de Mexico SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221919 | 0673123 | Associated British Foods PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221919 | B1Z7L21 | OceanaGold Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221919 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221919 | Panama
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221919 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221919 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221919 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000221919 | Slovenia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000221919 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221919 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221919 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221919 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221919 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221919 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221919 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221919 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000221919 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221919 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221919 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000221919 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000221919 | France
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000221919 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000221919 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000221919 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000221919 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000221919 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000221919 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000221919 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000221919 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221919 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000221919 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000221919 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000221919 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000221919 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000221922 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221922 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221922 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221922 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221922 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221922 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221922 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221922 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221922 | 59156R108 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221922 | 88579Y101 | 3M Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221922 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221922 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221922 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000221922 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000221922 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000221922 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000221922 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221922 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000221922 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000221922 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000221922 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221921 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221921 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221921 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221921 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221921 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221921 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221921 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221921 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221921 | 59156R108 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221921 | 88579Y101 | 3M Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221921 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221921 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221921 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000221921 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000221921 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000221921 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000221921 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221921 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000221921 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000221921 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000221921 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246925 | 91282CJS1 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246925 | 91282CKK6 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246925 | 138616AM9 | Cantor Fitzgerald LP
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246925 | 345397C50 | Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246925 | 91282CLB5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246925 | 552848AG8 | MGIC Investment Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246925 | 126650BP4 | CVS Pass Through Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246925 | 03666HAE1 | Antares Holdings LP
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246925 | 974637AC4 | Winnebago Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246925 | 67403AAB5 | Oaktree Strategic Credit Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246925 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246925 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246925 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246925 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246925 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246925 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246925 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246925 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000246925 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000246925 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000246925 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000246925 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246925 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246925 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000246926 | 91282CJS1 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246926 | 91282CKK6 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246926 | 138616AM9 | Cantor Fitzgerald LP
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246926 | 345397C50 | Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246926 | 91282CLB5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246926 | 552848AG8 | MGIC Investment Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246926 | 126650BP4 | CVS Pass Through Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246926 | 03666HAE1 | Antares Holdings LP
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246926 | 974637AC4 | Winnebago Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246926 | 67403AAB5 | Oaktree Strategic Credit Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246926 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246926 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246926 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246926 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246926 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246926 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246926 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246926 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000246926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000246926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000246926 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000246926 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246926 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246926 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000221924 | 226718104 | Criteo S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221924 | 011532108 | Alamos Gold, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221924 | 497266106 | Kirby Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221924 | 443320106 | Hub Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221924 | 384637104 | Graham Holdings Co., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221924 | 191098102 | Coca-Cola Consolidated, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221924 | G0692U109 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221924 | 71377A103 | Performance Food Group Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221924 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221924 | 56146T103 | Mama's Creations, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221924 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221924 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221924 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000221924 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221924 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221924 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221924 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000221924 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000221924 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000221924 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000221924 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000221924 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000221923 | 226718104 | Criteo S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221923 | 011532108 | Alamos Gold, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221923 | 497266106 | Kirby Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221923 | 443320106 | Hub Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221923 | 384637104 | Graham Holdings Co., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221923 | 191098102 | Coca-Cola Consolidated, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221923 | G0692U109 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221923 | 71377A103 | Performance Food Group Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221923 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221923 | 56146T103 | Mama's Creations, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221923 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221923 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221923 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000221923 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221923 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221923 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000221923 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000221923 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000221923 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000221923 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000221923 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000221923 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%